BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combinations [Abstract]
Disclosure Of Business Combinations Explanatory

22. BUSINESS ACQUISITIONS

During the year, our Retail business unit acquired 44 farm centers in the U.S. and Australia. Benefits of the acquisitions include expansion of geographical coverage for the sale of crop input products, acquisition of existing customer base and workforce, the value of synergies between Agrium and the acquired businesses, and cost savings opportunities.

We have not completed the allocation of the purchase price for these acquisitions as we are still gathering and analyzing information about the related assets and liabilities, including fair values and the resulting income tax impact.

Provisional estimate of fair values of assets acquired and liabilities
assumed for all business acquisitions by the Retail business unit	2017 Acquisitions	2016 Acquisitions
Working capital	17	62
Property, plant and equipment	40	119
Intangibles	27	25
Goodwill	122	105
Other non-current assets	8	31
Deferred income tax liabilities	(11)	-
Total consideration	203	342

Financial information related to our business acquisitions	2017	(a)
Sales from the date of acquisition	97
Estimated sales if acquisitions occurred at the beginning of the year	328

Net earnings and pro forma net earnings related to these acquisitions are $3-million and $25-million, respectively.